Identification and Activities of the Company and Subsidiaries (Details Textual) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 28, 2021 USD ($)	Apr. 19, 2021 $ / shares shares	Feb. 17, 2021 USD ($) Metrictons	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 shares	Jan. 22, 2021 $ / shares
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of shareholder Outstanding shares interest in excess				5.00%
Number of shareholders				1,500
Increase through other contributions by owners, equity | $	$ 1,100,000			$ 1,100,257	[1]
Share capital | $				1,100,000
Other equity interest | $				$ 24,503
Mount Holland lithium project [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Investment property | $			$ 700
Number of Metric tonns capacity | Metrictons			50,000
Series B Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Par value per share | $ / shares							$ 50
Series B Stock [Member] | Preemptive rights offerings [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares authorised		22,441,932
Number of shares issued and fully paid		21,687,549
Number of shares issued but not fully paid		754,383
Percentage of shares offered in preemptive rights offerings		97.00%
Par value per share | $ / shares		$ 54
Sociedad de Inversiones Pampa Calichera S.A [Member] | Series B Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding				2,490,965
Sociedad de Inversiones Pampa Calichera S.A [Member] | Series A and B Stock member [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding				47,480,196
Bottom of range [member] | Mount Holland lithium project [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Investment Project term			2021 years
Top of range [member] | Mount Holland lithium project [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Investment Project term			2025 years
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries				21.90%		21.90%
Inversiones TLC SPA [Member] | Series A Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding				62,556,568		62,556,568
Percentage of voting equity held by entity or by its subsidiaries				23.75%		25.86%
Number of shares in entity held by entity or by its subsidiaries or associates				62,556,568		62,556,568
Inversiones TLC SPA [Member] | Series B Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding				0		0
Percentage of voting equity held by entity or by its subsidiaries				23.75%		25.86%
Number of shares in entity held by entity or by its subsidiaries or associates				5,275,318		11,418,078
Inversiones TLC SPA [Member] | Series A and B Stock member [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates						57,235,201

[1]	See Note 1.7